STOCK-BASED COMPENSATION PLANS (Details 1) (Phantom Share Units (PSUs) [Member], CAD)	12 Months Ended
Dec. 31, 2013
Vesting Date 2015 [Member]
Risk-free interest rate	1.10%
Annual dividends per share
Expected stock price volatility	77.00%
Expected unit life (in years)	2 years
Average fair value of units granted (in dollars per share)	0.61
Vesting Date 2016 [Member]
Risk-free interest rate	1.40%
Annual dividends per share
Expected stock price volatility	77.00%
Expected unit life (in years)	3 years
Average fair value of units granted (in dollars per share)	0.73